Other Financial Liabilities (debt)	12 Months Ended
Dec. 31, 2020
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities (debt)

10.   Other financial liabilities (debt)

This item is made up as follows:

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	10,223	8,855

Non-current debt:
Senior unsecured credit facility (b)	525,000	830,000
Lease liabilities (a)	68,994	76,944
Less : Debt issuance cost	(1,549)	(4,124)
Total non-current debt	592,445	902,820
Total other financial liabilities	602,668	911,675
(a)	The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations.

	2020	2019
	US$(000)	US$(000)

Balance at beginning of the year	85,799	95,728
Additions	3,328	550
Accrued interest	4,875	5,242
Payments	(9,376)	(10,479)
Interest payments	(4,875)	(5,242)
Exchange rate effect	(534)	—
Total lease liabilities	79,217	85,799

The following are the amounts recognized in profit or loss:

	2020	2019
	US$(000)	US$(000)

Depreciation charge of right-of-use assets (see Note 15)	11,320	11,488
Expenses related to variable lease payments, low-value and short-term leases (see Note 15)	7,399	7,069
Interest expense on lease liabilities (see Note 18)	4,875	5,242

	23,594	23,799

The Company has certain lease contracts for machinery and equipment used in mine operations that contain variable payments based on the number of hours that machinery or equipment is used in operations.

(b)   In March 2014, the Company entered into a five-year, US$1.8 billion senior unsecured credit facility with several banks led by Citibank N.A. as the administrative agent. The disbursements were mainly used to finance a portion of the Company’s expansion project.

In June 2017, the Company entered into an amendment to the senior unsecured credit facility, which extends the maturity and increased the outstanding amount by US$225 million. After the amendment, the balance of the total credit facility was US$1.5 billion. As of December 31, 2020, the Company had repaid US$975 million after the additional repayment of US$305 million in December 2020. For the year ended December 31, 2020, the Company recognized in the statements of comprehensive income, interest expense in the amount of US$22.4 million (US$39.1 million for the year ended December 31, 2019 and US$49.6 million for the year ended December 31, 2018) (see Note 18).

The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (fully repaid as of December 31, 2020), 15% due on June 30, 2021 (fully repaid as of December 31, 2020), 35% due on December 31, 2021 (fully repaid as of December 31, 2020) and 35% due on June 19, 2022 (US$525 million).

Interest on the credit facility is based on the London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.

For the year ended December 31, 2020, the Company recognized charges of US$0.9 million in the statements of comprehensive income for issuance costs related to debt extinguishment caused by the early December 2020 payment (US$1.3 million for the year ended December 31, 2019 and US$1.9 million for the year ended December 31, 2018) (see Note 18).

No letters of credit were issued and there are no guarantees provided for the credit facility as of December 31, 2020.

Restrictive Covenants -

The senior unsecured credit facility contains certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to EBITDA ratio and an interest coverage ratio, which are defined by the agreement. As of December 31, 2020, the Company was in compliance with all of its covenants.

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2020 and 2019:

				Long term					Long term
	January 01,			to short term		December 31,			to short term		December 31,
	2019	Additions	Payments	transfers	Others	2019	Additions	Payments	transfers	Others	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Lease liabilities, see Note 10 (a)	8,119	464	(10,479)	10,751	—	8,855	1,477	(9,376)	9,402	(135)	10,223

Non-current:
Senior unsecured credit facility	1,030,000	—	(200,000)	—	—	830,000	—	(305,000)	—	—	525,000
Debt issuance cost (a)	(7,190)	—	—	—	3,066	(4,124)	—	—	—	2,575	(1,549)
Lease liabilities, see Note 10 (a)	87,609	86	—	(10,751)	—	76,944	1,851	—	(9,402)	(399)	68,994

Total liabilities from financing activities	1,118,538	550	(210,479)	—	3,066	911,675	3,328	(314,376)	—	2,041	602,668

(a)For the year ended December 31, 2020, includes amortization of debt issuance cost of US$1.7 million (US$1.8 million for the year ended December 31, 2019) and extinguishment debt issuance cost of US$0.9 million (US$1.3 million for the year ended December 31, 2019).